U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 12B-25

                             Commission File Number:

                           NOTIFICATION OF LATE FILING

                                  (Check One):
      [X] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [] Form N-SAR

                      For Period Ended: September 30, 2002

      [ ] Transition Report on Form 10-K     [ ] Transition Report on Form 10-Q
      [ ] Transition Report on Form 20-F     [ ] Transition Report on Form N-SAR
      [ ] Transition Report on Form 11-K

                        For the Transition Period Ended:

            NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

 If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

                        PART I - REGISTRANT INFORMATION
                        -------------------------------

                            WILLIAMS CONTROLS, INC.
                            -----------------------

                            FULL NAME OF REGISTRANT
                            -----------------------

                                 NOT APPLICABLE

                            FORMER NAME IF APPLICABLE

                              14100 SW 72ND AVENUE
                            -----------------------
            ADDRESS OF PRINCIPAL EXECUTIVE OFFICE (STREET AND NUMBER)

                             PORTLAND, OREGON 97224
                            -----------------------

                            CITY, STATE AND ZIP CODE

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                       PART II - RULES 12B-25(B) AND (C)
                       ---------------------------------

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-(b), the following should be completed. (Check box, if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 10-KSB, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                              PART III - NARRATIVE
                              --------------------

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

Registrant filed its Annual Report on Form 10-K for the period ended September 30, 2002 on December 30, 2002, incorporating by reference the information required by Part III, Items 10, 11, 12 and 13 from a definitive proxy statement that the Registrant intended to file on or before January 28, 2003. However, prior to that date, the Registrant's Board of Directors postponed the shareholders' meeting. Due to the postponement, the Registrant's proxy statement for the meeting was not filed. As a result, the Registrant subsequently decided to amend its Form 10-K to include the information required by Part III, Items 10, 11, 12 and 13 (the "Amendment"). In light of the time and logistics involved, Registrant was unable to prepare and file the Amendment by the January 28, 2003 deadline. Registrant will file the Amendment on or before February 12, 2003.

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                          PART IV - OTHER INFORMATION
                          ---------------------------

(1) Name and telephone number of person to contract in regard to this notification.

                 Dennis Bunday          503             684-8600
                 ------------           ---             --------
                 (Name) (Area Code) (Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [X] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                            WILLIAMS CONTROLS, INC.
                            -----------------------
                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


DATE:  JANUARY 27, 2002                              BY: /S/ DENNIS BUNDAY
                                                  -------------------------
                                                  DENNIS BUNDAY
                                                  CHIEF FINANACIAL OFFICER